EQUITY TRANSACTIONS - Option valuation process (Details)	Jun. 30, 2012 Y	Dec. 31, 2011 Y
Notes to Financial Statements
Expected stock price volatility	0.78
Risk-free interest rate	0.0264
Expected option life (minimum years)	2.2	3.3
Expected option life (maximum years)	5.2	5.2
Expected annual dividend yield	0.00